28. Financial instruments and risk management (Details 8) - Interest Rate Risk [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Short & Long-Term Debt, Net Of Short-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Risk	Increase in the CDI rate
Referential rate	6.40%
Exposure Amount (probable scenario)	R$ 370,282
Short & Long-Term Debt, Net Of Short-Term Investments [Member] | Remote Favorable Scenario (-50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible Adverse Scenario	83,229
Short & Long-Term Debt, Net Of Short-Term Investments [Member] | Possible Favorable Scenario (-25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible Adverse Scenario	69,358
Short & Long-Term Debt, Net Of Short-Term Investments [Member] | Possible Adverse Scenario (+25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible Adverse Scenario	(69,358)
Short & Long-Term Debt, Net Of Short-Term Investments [Member] | Remote Adverse Scenario (+50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible Adverse Scenario	R$ (83,229)
Short & Long-Term Debt, Net Of Short-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Risk	Decrease in the Libor rate
Referential rate	2.81%
Exposure Amount (probable scenario)	R$ (991,760)
Short & Long-Term Debt, Net Of Short-Term Investments [Member] | Remote Favorable Scenario (-50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible Adverse Scenario	41,803
Short & Long-Term Debt, Net Of Short-Term Investments [Member] | Possible Favorable Scenario (-25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible Adverse Scenario	34,836
Short & Long-Term Debt, Net Of Short-Term Investments [Member] | Possible Adverse Scenario (+25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible Adverse Scenario	(34,836)
Short & Long-Term Debt, Net Of Short-Term Investments [Member] | Remote Adverse Scenario (+50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible Adverse Scenario	R$ (41,803)
Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Risk	Decrease in the Libor rate
Referential rate	2.81%
Exposure Amount (probable scenario)	R$ (46,394)
Derivatives [Member] | Remote Favorable Scenario (-50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible Adverse Scenario	1,956
Derivatives [Member] | Possible Favorable Scenario (-25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible Adverse Scenario	1,630
Derivatives [Member] | Possible Adverse Scenario (+25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible Adverse Scenario	(1,630)
Derivatives [Member] | Remote Adverse Scenario (+50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Possible Adverse Scenario	R$ (1,956)